AMERICAN SKANDIA ADVISOR FUNDS, Inc.
                              One Corporate Drive
                           Shelton, Connecticut 06484
                            TELEPHONE (203)926-1888
                            FACSIMILE (203) 925-6932

                                                            January 5, 1998


VIA EDGAR SUBMISSION

Filing Desk
Securities & Exchange Commission
450 Fifth Street
Judiciary Plaza
Washington, D.C. 20549

 Re: Certification Filing on behalf of American Skandia Advisor Funds, Inc. Pursuant to Rule 497(j)
          Registration No. 333-23017
          Investment Company Act No. 811-08085
          CIK # 1035018

Dear Sir/Madam:

     We hereby certify, pursuant to paragraph (j) of Rule 497, that: (1) the form of Prospectus and Statement of Additional Information of American Skandia Advisor Funds, Inc. ("ASAF") that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the AST registration statement (Post-Effective Amendment No. 2); and (2) the text of Post-Effective Amendment No. 2 to the ASAF Registration Statement was filed electronically with the Securities and Exchange Commission on December 31, 1997.

     If you have any questions, please do not hesitate to contact me at (203) 944-5478. Thank you for your attention.

                                  Sincerely,


                                  /s/ Eric C. Freed
                                  Eric C. Freed
                                  Secretary


cc:  Mary A. Cole, Esq.
     Robert K. Fulton, Esq.